INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1%
	APPAREL & TEXTILE PRODUCTS — 0.3%
1,000,000	Ralph Lauren Corporation	2.9500	06/15/30	$ 926,527

	AUTOMOTIVE — 0.3%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	952,860

	BANKING — 0.8%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,036,388
1,000,000	Regions Financial Corporation	1.8000	08/12/28	894,554
1,000,000	Zions Bancorp NA	3.2500	10/29/29	876,501
				2,807,443
	BIOTECH & PHARMA — 0.3%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	963,057

	CHEMICALS — 1.1%
1,000,000	Albemarle Corporation	4.6500	06/01/27	997,567
1,000,000	Albemarle Corporation	5.0500	06/01/32	989,674
1,000,000	Cabot Corporation	5.0000	06/30/32	1,003,203
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	962,373
				3,952,817
	COMMERCIAL SUPPORT SERVICES — 5.1%
1,000,000	Cintas Corp No 2	3.4500	05/01/25	989,358
1,000,000	Cintas Corp No 2	3.7000	04/01/27	985,875
1,000,000	Cintas Corp No 2	4.0000	05/01/32	969,006
1,000,000	Republic Services, Inc.	3.2000	03/15/25	989,938
1,000,000	Republic Services, Inc.	3.3750	11/15/27	972,216
5,900,000	Republic Services, Inc.	3.9500	05/15/28	5,826,403
1,000,000	Republic Services, Inc.	2.3000	03/01/30	896,627
1,000,000	Republic Services, Inc.	1.4500	02/15/31	827,608
1,000,000	Republic Services, Inc.	1.7500	02/15/32	825,120
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	994,944
1,000,000	Waste Management, Inc.	3.1250	03/01/25	990,305
1,000,000	Waste Management, Inc.	0.7500	11/15/25	955,970
1,000,000	Waste Management, Inc.	3.1500	11/15/27	968,114

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.1% (Continued)
1,000,000	Waste Management, Inc.	4.6250	02/15/33	$ 1,003,275
				18,194,759
	CONSTRUCTION MATERIALS — 2.3%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	976,017
5,900,000	Carlisle Companies, Inc.	2.7500	03/01/30	5,365,586
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	837,322
1,000,000	Vulcan Materials Company	3.9000	04/01/27	987,989
				8,166,914
	CONTAINERS & PACKAGING — 1.3%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	980,553
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	994,508
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	890,028
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	872,422
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	909,377
				4,646,888
	DIVERSIFIED INDUSTRIALS — 3.9%
1,000,000	Dover Corporation	3.1500	11/15/25	982,576
1,000,000	Emerson Electric Company	1.8000	10/15/27	930,715
1,000,000	Emerson Electric Company	2.0000	12/21/28	913,514
1,000,000	Emerson Electric Company	1.9500	10/15/30	877,248
1,000,000	Emerson Electric Company	2.2000	12/21/31	865,691
1,000,000	Parker-Hannifin Corporation	3.3000	11/21/24	996,443
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	972,440
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	995,018
5,900,000	Parker-Hannifin Corporation	3.2500	06/14/29	5,603,219
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	1,002,787
				14,139,651
	ELECTRIC UTILITIES — 5.2%
1,000,000	Avangrid, Inc.	3.1500	12/01/24	993,501
1,000,000	Avangrid, Inc.	3.8000	06/01/29	963,637
1,000,000	CenterPoint Energy, Inc.	1.4500	06/01/26	944,698
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	914,511
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	874,747
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	974,231

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	ELECTRIC UTILITIES — 5.2% (Continued)
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	$ 986,046
1,000,000	Entergy Corporation	0.9000	09/15/25	962,481
1,000,000	Entergy Corporation	1.9000	06/15/28	909,042
1,000,000	Entergy Corporation	2.8000	06/15/30	905,269
1,000,000	Entergy Corporation	2.4000	06/15/31	856,809
5,900,000	Evergy, Inc.	2.9000	09/15/29	5,423,093
1,000,000	Exelon Corporation	5.1500	03/15/29	1,026,933
1,000,000	Exelon Corporation	5.4500	03/15/34	1,032,981
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	911,752
				18,679,731
	ELECTRICAL EQUIPMENT — 5.8%
1,000,000	Amphenol Corporation	2.0500	03/01/25	983,660
5,900,000	Amphenol Corporation	4.3500	06/01/29	5,901,060
1,000,000	Amphenol Corporation	2.8000	02/15/30	919,253
1,000,000	Amphenol Corporation	2.2000	09/15/31	853,756
1,000,000	Keysight Technologies, Inc.	4.5500	10/30/24	998,036
1,000,000	Keysight Technologies, Inc.	4.6000	04/06/27	998,927
1,000,000	Keysight Technologies, Inc.	3.0000	10/30/29	932,530
1,000,000	Otis Worldwide Corporation	5.2500	08/16/28	1,029,350
1,000,000	Trimble, Inc.	4.7500	12/01/24	996,888
5,900,000	Trimble, Inc.	4.9000	06/15/28	5,938,026
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,069,934
				20,621,420
	FOOD — 2.9%
1,000,000	Campbell Soup Company	4.1500	03/15/28	989,865
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	996,759
5,900,000	Conagra Brands, Inc.	1.3750	11/01/27	5,355,356
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,008,399
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	973,432
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	1,017,547
				10,341,358
	GAS & WATER UTILITIES — 3.1%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	967,358
5,900,000	Atmos Energy Corporation	2.6250	09/15/29	5,446,019

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	GAS & WATER UTILITIES — 3.1% (Continued)
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	$ 834,788
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,084,325
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	846,159
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	1,022,423
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,028,134
				11,229,206
	HEALTH CARE FACILITIES & SERVICES — 0.5%
1,000,000	Anthem, Inc.	3.6500	12/01/27	978,456
1,000,000	Elevance Health, Inc.	1.5000	03/15/26	955,302
				1,933,758
	HOME CONSTRUCTION — 3.2%
1,000,000	DR Horton, Inc.	2.5000	10/15/24	996,018
1,000,000	DR Horton, Inc.	2.6000	10/15/25	976,808
5,900,000	DR Horton, Inc.	1.3000	10/15/26	5,526,944
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	933,997
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,058,728
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,046,741
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,088,759
				11,627,995
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
5,900,000	Cboe Global Markets, Inc.	3.6500	01/12/27	5,798,903

	INSURANCE — 5.1%
5,900,000	Arch Capital Finance, LLC	4.0110	12/15/26	5,825,457
5,900,000	Loews Corporation	3.7500	04/01/26	5,830,654
1,000,000	Loews Corporation	3.2000	05/15/30	935,283
1,000,000	Primerica, Inc.	2.8000	11/19/31	864,255
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	943,636
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,028,669
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	968,576
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	921,853
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,056,755
				18,375,138

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	LEISURE PRODUCTS — 0.3%
1,000,000	Brunswick Corporation	4.4000	09/15/32	$ 930,941

	MACHINERY — 3.2%
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	957,876
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	951,052
5,900,000	Caterpillar, Inc.	2.6000	09/19/29	5,474,663
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	871,065
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	962,891
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,056,041
1,000,000	Nordson Corporation	5.8000	09/15/33	1,067,151
				11,340,739
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,000,000	Baxter International, Inc.	2.2720	12/01/28	912,123
1,000,000	Baxter International, Inc.	3.9500	04/01/30	969,516
1,000,000	Baxter International, Inc.	2.5390	02/01/32	853,652
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	909,127
				3,644,418
	METALS & MINING — 0.5%
1,000,000	Newmont Corporation	2.2500	10/01/30	887,342
1,000,000	Newmont Corporation	2.6000	07/15/32	873,143
				1,760,485
	OIL & GAS PRODUCERS — 11.1%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,053,321
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	981,410
5,900,000	Devon Energy Corporation	5.8500	12/15/25	5,966,802
1,000,000	Devon Energy Corporation	4.5000	01/15/30	990,213
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,161,037
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	973,267
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	945,574
5,900,000	Diamondback Energy, Inc.	3.1250	03/24/31	5,328,569
1,000,000	EOG Resources, Inc.	3.1500	04/01/25	989,431
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	997,631
1,000,000	Kinder Morgan, Inc.	4.3000	06/01/25	994,195
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	995,108

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	OIL & GAS PRODUCERS — 11.1% (Continued)
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	$ 1,157,462
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	1,003,898
1,000,000	ONEOK Partners, L.P.	4.9000	03/15/25	997,406
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,013,564
1,000,000	ONEOK, Inc.	4.0000	07/13/27	987,570
1,000,000	Ovintiv, Inc.	5.3750	01/01/26	1,003,761
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,056,524
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,063,329
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	1,001,891
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,079,786
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,034,362
1,000,000	Valero Energy Corporation	3.4000	09/15/26	976,121
5,900,000	Valero Energy Corporation	4.3500	06/01/28	5,851,216
				39,603,448
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	992,124
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	983,262
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	994,703
				2,970,089
	REAL ESTATE INVESTMENT TRUSTS — 18.7%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	979,568
5,900,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	5,361,817
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	995,846
5,900,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	5,977,545
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	915,567
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	813,777
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	978,351
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	974,749
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	924,398
1,000,000	Boston Properties, L.P.	2.9000	03/15/30	882,754
1,000,000	Boston Properties, L.P.	3.2500	01/30/31	880,107
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	813,417
1,000,000	Camden Property Trust	4.9000	01/15/34	995,927
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,047,761

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.7% (Continued)
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	$ 974,527
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	993,947
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	956,447
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	967,160
5,900,000	Extra Space Storage, L.P.	2.5500	06/01/31	5,084,736
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	830,148
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	826,462
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	991,048
1,000,000	LXP Industrial Trust	2.7000	09/15/30	878,694
1,000,000	LXP Industrial Trust	2.3750	10/01/31	827,049
1,000,000	Mid-America Apartments, L.P.	4.0000	11/15/25	989,942
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	860,962
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	889,663
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,029,305
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	991,106
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	930,484
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	847,143
1,000,000	Prologis, L.P.	3.8750	09/15/28	981,645
1,000,000	Prologis, L.P.	2.2500	04/15/30	894,329
1,000,000	Prologis, L.P.	1.2500	10/15/30	833,240
1,000,000	Prologis, L.P.	1.6250	03/15/31	833,450
1,000,000	Public Storage Operating Company	0.8750	02/15/26	949,944
1,000,000	Public Storage Operating Company	3.0940	09/15/27	965,049
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	982,882
5,900,000	Sun Communities Operating, L.P.	2.3000	11/01/28	5,342,140
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	857,216
1,000,000	UDR, Inc.	3.2000	01/15/30	929,072
1,000,000	UDR, Inc.	2.1000	08/01/32	814,799
1,000,000	Ventas Realty, L.P.	3.5000	02/01/25	991,075
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	989,827
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	970,357
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	979,226
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	990,096
1,000,000	Ventas Realty, L.P.	3.0000	01/15/30	915,537

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.7% (Continued)
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	$ 999,994
1,000,000	Ventas Realty, L.P.	2.5000	09/01/31	855,489
1,000,000	WP Carey, Inc.	4.0000	02/01/25	993,769
1,000,000	WP Carey, Inc.	2.4000	02/01/31	860,228
1,000,000	WP Carey, Inc.	2.2500	04/01/33	807,684
				67,147,455
	RETAIL - CONSUMER STAPLES — 2.2%
1,000,000	Dollar General Corporation	4.1500	11/01/25	989,674
5,900,000	Dollar General Corporation	3.8750	04/15/27	5,766,693
1,000,000	Dollar Tree, Inc.	4.2000	05/15/28	982,413
				7,738,780
	RETAIL - DISCRETIONARY — 2.4%
5,900,000	AutoZone, Inc.	3.7500	06/01/27	5,795,506
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,069,375
1,000,000	Genuine Parts Company	1.8750	11/01/30	846,397
1,000,000	Genuine Parts Company	2.7500	02/01/32	859,700
				8,570,978
	SEMICONDUCTORS — 3.0%
1,000,000	Broadcom, Inc.	3.4590	09/15/26	979,521
1,000,000	Broadcom, Inc.	4.1100	09/15/28	987,884
1,000,000	KLA Corporation	4.6500	11/01/24	998,718
1,000,000	KLA Corporation	4.1000	03/15/29	995,758
1,000,000	KLA Corporation	4.6500	07/15/32	1,010,764
1,000,000	KLA Corporation	4.7000	02/01/34	1,006,839
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	992,374
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	901,161
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	895,102
1,000,000	QUALCOMM, Inc.(b)	5.4000	05/20/33	1,071,415
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	874,353
				10,713,889
	SOFTWARE — 2.4%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	946,639
5,900,000	Fortinet, Inc.	2.2000	03/15/31	5,062,963
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	991,286

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	SOFTWARE — 2.4% (Continued)
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	$ 868,147
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	834,766
				8,703,801
	SPECIALTY FINANCE — 0.2%
1,000,000	Air Lease Corporation	2.8750	01/15/32	866,546

	STEEL — 2.5%
1,000,000	Nucor Corporation	2.0000	06/01/25	978,098
5,900,000	Nucor Corporation	2.7000	06/01/30	5,407,249
1,000,000	Steel Dynamics, Inc.	2.8000	12/15/24	992,052
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	935,002
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	912,179
				9,224,580
	TECHNOLOGY HARDWARE — 3.8%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	969,841
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	868,218
1,000,000	Jabil, Inc.	3.9500	01/12/28	972,101
1,000,000	Jabil, Inc.	3.6000	01/15/30	935,597
1,000,000	Jabil, Inc.	3.0000	01/15/31	880,928
1,000,000	NetApp, Inc.	2.3750	06/22/27	945,867
5,900,000	NetApp, Inc.	2.7000	06/22/30	5,303,071
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	883,279
1,000,000	Western Digital Corporation	2.8500	02/01/29	897,739
1,000,000	Western Digital Corporation	3.1000	02/01/32	842,246
				13,498,887
	TECHNOLOGY SERVICES — 2.2%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	882,630
1,000,000	Equifax, Inc.	2.6000	12/01/24	993,003
1,000,000	Equifax, Inc.	2.6000	12/15/25	972,779
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,017,405
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	908,247
1,000,000	Verisk Analytics, Inc.	4.0000	06/15/25	991,789
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	987,471

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.1% (Continued)
	TECHNOLOGY SERVICES — 2.2% (Continued)
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	$ 1,063,040
				7,816,364
	TRANSPORTATION & LOGISTICS — 1.4%
1,000,000	CSX Corporation	3.3500	11/01/25	985,739
1,000,000	CSX Corporation	3.8000	03/01/28	984,833
1,000,000	CSX Corporation	4.2500	03/15/29	998,580
1,000,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	988,017
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,021,169
				4,978,338
	WHOLESALE - CONSUMER STAPLES — 0.6%
1,000,000	Sysco Corporation	5.7500	01/17/29	1,049,344
1,000,000	Sysco Corporation	6.0000	01/17/34	1,083,908
				2,133,252

	TOTAL CORPORATE BONDS (Cost $351,811,217)			355,001,415

	COLLATERAL FOR SECURITIES LOANED - 0.3%
	MONEY MARKET FUND - 0.3%
1,003,500	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.25% (Cost $1,003,500)(c)(d)			1,003,500

	TOTAL INVESTMENTS - 99.4% (Cost $352,814,717)			$ 356,004,915
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			2,254,880
	NET ASSETS - 100.0%			$ 358,259,795

LLC	- Limited Liability Company
LP	- Limited Partnership
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024 the total market value of 144A securities is $3,878,336 or 1.1% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $964,273.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2024. Total collateral had a value of $1,003,500 at August 31, 2024.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2024.